RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2019
Related party transactions [abstract]
Disclosure of amounts due to officers [Table Text Block]
	November 30, 2019	November 30, 2018
Company controlled by CFO	$5,000	$3,000
CEO of the Company	5,035	$-
	$10,035	$3,000

Disclosure Of Due From Related Party Explanatory [Table Text Block]
	November 30, 2019	November 30, 2018
Company controlled by Corporate Secretary	$5,250	$5,613
CEO of the Company	-	1,787
Director	19,820	-
	$25,070	$7,400

Disclosure of transactions between related parties [Table Text Block]
	November 30, 2019	November 30, 2018	November 30, 2017
Management fees	$123,000	$71,842	$13,500
Accounting fees	24,490	20,748	-
Share-based payments	260,145	-	-
Salaries and benefits to CEO	318,790	13,200	-
	$726,425	$105,790	$13,500

Disclosure of information about key management personnel [Table Text Block]
	November 30, 2019
	Number of options granted	Expense for the period
CEO	400,000	$113,077
CFO	100,000	28,269
Corporate Secretary	100,000	28,269
Directors	750,000	90,530
	1,350,000	$260,145

Disclosure of management fees explanatory [Table Text Block]
	November 30, 2019	November 30, 2018	November 30, 2017
Company controlled by Corporate Secretary	$63,000	$36,842	$13,500
Company controlled by CFO	60,000	30,000	-
Director fees paid to Former Director	-	5,000	-
	$123,000	$71,842	$13,500